Share-Based Payments - Joint Share Ownership Plan and Long Term Incentive Plan (Details)	12 Months Ended
	Jun. 30, 2023 shares	Jun. 30, 2022 shares	Jun. 30, 2021 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised (in shares)	771,327	1,045,414
Joint Share Ownership Plan - EBT Portion
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	13,226	74,610
JSOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration period	25 years
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	6,965	34,075
Number of share options exercised (in shares)	27,110	0	133,536
Number of share options cancelled (in shares)	0	0
Long term Incentive Plan - EBT Portion
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised (in shares)	9,000	0
SAYE - EBT Portion
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised (in shares)	25,274	0